TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Statutory tax rate	23.00%	23.00%	23.00%
Uniform tax rate				16.00%
Withholding tax	20.00%
Undistributed earnings	$ 3,997
Total consolidated revenues	10,000,000
Unrecognized deferred tax liability	592
Unrecognized tax benefits, accrued penalties and interest	101	$ 219
Penalties and interest expense	131	40	$ 35
Taxes on income	13,063	3,492	$ 793
Unrecognized tax benefits affect the effective tax rate	1,478
Tax-exempt profit	169,300
Taxes on income	$ 31,300
Income tax rate distribution, percentage	60.00%
Income tax rate	6.00%
Unrecognized tax benefits in reduction from deferred tax assets	$ 2,617	2,464
Tax Credit Carryforward, Valuation Allowance	115,472	$ 130,663
Israel Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Taxes on income	$ 12,880
Minimum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	10.00%
Distribution of dividends from the above mentioned tax exempt income	10.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	25.00%
Distribution of dividends from the above mentioned tax exempt income	25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate				9.00%
Technological preferred enterprise[Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	12.00%
Technological preferred enterprise[Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	7.50%